Property, Plant and Equipment and Assets Held for Sale Property, Plant, and Equipment (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Feb. 27, 2016	May 30, 2015	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Property, Plant and Equipment [Line Items]
Purchases of property and equipment			$ 24,551,000	$ 16,573,000	$ 10,476,000
Middlebury, IN [Member]
Property, Plant and Equipment [Line Items]
Purchases of property and equipment		$ 5,400,000
Waverly, IA [Member]
Property, Plant and Equipment [Line Items]
Purchases of property and equipment		$ 850,000
Junction City, OR [Member]
Property, Plant and Equipment [Line Items]
Purchases of property and equipment	$ 5,700,000
Junction City, OR(2) [Member]
Property, Plant and Equipment [Line Items]
Purchases of property and equipment	$ 4,000,000